Cover	Aug. 04, 2023
Document Information Line Items
Entity Registrant Name	ARTELO BIOSCIENCES, INC.
Entity Central Index Key	0001621221
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 04, 2023
Entity Incorporation State Country Code	NV
Entity File Number	333-199213
Entity Tax Identification Number	33-1220924
Entity Address Address Line 1	505 Lomas Santa Fe
Entity Address Address Line 2	Suite 160
Entity Address City Or Town	Solana Beach
Entity Address State Or Province	CA
Entity Address Country	US
Entity Address Postal Zip Code	92075
City Area Code	858
Local Phone Number	925-7049
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stocks Member
Document Information Line Items
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ARTL
Security Exchange Name	NASDAQ
Warrant Member
Document Information Line Items
Security 12b Title	Warrants
Trading Symbol	ARTLW
Security Exchange Name	NASDAQ